                        SUPPLEMENT DATED APRIL 29, 2013

                                      TO

                         PROSPECTUS DATED MAY 1, 2010

                    UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

 Group and Individual Annuity Contracts Issued by MetLife Insurance Company of
                                  Connecticut

   This supplement updates information contained in the prospectus dated May 1, 2010. Please write or call MetLife Insurance Company of Connecticut, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number
(800) 842-9238, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

   The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by MetLife Insurance Company of Connecticut. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio -- Service Class 2
   Equity-Income Portfolio -- Initial Class
   Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Small Cap Growth Portfolio -- Class I
   Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio -- Class A
   BlackRock Large Cap Core Portfolio -- Class E
   Clarion Global Real Estate Portfolio -- Class A
   Harris Oakmark International Portfolio -- Class A
   Invesco Comstock Portfolio -- Class B
   Invesco Small Cap Growth Portfolio -- Class A
   Janus Forty Portfolio -- Class A
   JP Morgan Small Cap Value Portfolio -- Class A
   Loomis Sayles Global Markets Portfolio -- Class A
   Lord Abbett Bond Debenture Portfolio -- Class A
   MetLife Aggressive Strategy Portfolio -- Class B
   Oppenheimer Global Equity Portfolio -- Class A
   PIMCO Inflation Protected Bond Portfolio -- Class A
   PIMCO Total Return Portfolio -- Class B
   Pioneer Fund Portfolio -- Class A
   Pioneer Strategic Income Portfolio -- Class A
   T. Rowe Price Large Cap Value Portfolio -- Class B
   Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
   Barclays Aggregate Bond Index Portfolio -- Class A
   BlackRock Bond Income Portfolio -- Class A
   BlackRock Capital Appreciation Portfolio -- Class A
   BlackRock Diversified Portfolio -- Class A
   BlackRock Money Market Portfolio -- Class A
   Frontier Mid Cap Growth Portfolio -- Class D
   Jennison Growth Portfolio -- Class A
   MetLife Conservative Allocation Portfolio -- Class B
   MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
   MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class A
   MFS(R) Total Return Portfolio -- Class F
   MFS(R) Value Portfolio -- Class A
   MSCI EAFE(R) Index Portfolio -- Class A
   Neuberger Berman Genesis Portfolio -- Class A
   Russell 2000(R) Index Portfolio -- Class A
   T. Rowe Price Small Cap Growth Portfolio -- Class B
   Western Asset Management U.S. Government Portfolio -- Class A

   Certain Funding Options have been subject to a change. See Appendix.

2. SEPARATE ACCOUNT CHARGE

   We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A of the Met Investors Series Trust.

3. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE
INDICATED):

   The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.28%   1.60%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R) Portfolio --
     Service Class 2...........    0.56%       0.25%      0.08%     --       0.89%          --           0.89%
   Equity-Income Portfolio --
     Initial Class.............    0.46%         --       0.10%     --       0.56%          --           0.56%
   Mid Cap Portfolio --
     Service Class 2...........    0.56%       0.25%      0.09%     --       0.90%          --           0.90%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
   Franklin Small-Mid Cap
     Growth Securities
     Fund+.....................    0.51%       0.25%      0.29%     --       1.05%          --           1.05%
   Templeton Developing
     Markets Securities
     Fund......................    1.10%       0.25%      0.25%     --       1.60%          --           1.60%
   Templeton Foreign
     Securities Fund...........    0.64%       0.25%      0.15%     --       1.04%          --           1.04%

JANUS ASPEN SERIES -- SERVICE
  SHARES
   Overseas Portfolio..........    0.44%       0.25%      0.05%     --       0.74%          --           0.74%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------

LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........    0.75%         --       0.06%      --      0.81%         0.00%         0.81%
   ClearBridge Variable All
     Cap Value Portfolio --
     Class I.....................    0.75%         --       0.06%      --      0.81%         0.00%         0.81%
   ClearBridge Variable
     Appreciation Portfolio --
     Class I.....................    0.71%         --       0.05%      --      0.76%         0.00%         0.76%
   ClearBridge Variable Large
     Cap Growth Portfolio --
     Class I.....................    0.75%         --       0.13%      --      0.88%         0.00%         0.88%
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I.....................    0.65%         --       0.09%      --      0.74%         0.00%         0.74%
   ClearBridge Variable Small
     Cap Growth Portfolio --
     Class I.....................    0.75%         --       0.11%      --      0.86%         0.00%         0.86%
   Legg Mason Investment
     Counsel Variable Social
     Awareness Portfolio.........    0.71%         --       0.22%      --      0.93%         0.00%         0.93%

MET INVESTORS SERIES TRUST
   BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.05%    0.01%     0.66%           --          0.66%
   BlackRock Large Cap Core
     Portfolio -- Class E........    0.59%       0.15%      0.05%      --      0.79%         0.01%         0.78%
   Clarion Global Real Estate
     Portfolio -- Class A........    0.60%         --       0.06%      --      0.66%           --          0.66%
   Harris Oakmark
     International Portfolio --
     Class A.....................    0.77%         --       0.06%      --      0.83%         0.02%         0.81%
   Invesco Comstock
     Portfolio -- Class B........    0.57%       0.25%      0.03%      --      0.85%         0.02%         0.83%
   Invesco Small Cap Growth
     Portfolio -- Class A........    0.85%         --       0.02%      --      0.87%         0.01%         0.86%
   Janus Forty Portfolio --
     Class A.....................    0.63%         --       0.03%      --      0.66%         0.01%         0.65%
   JPMorgan Small Cap Value
     Portfolio -- Class A........    0.78%         --       0.06%      --      0.84%         0.09%         0.75%
   Loomis Sayles Global
     Markets Portfolio --
     Class A.....................    0.70%         --       0.09%      --      0.79%           --          0.79%
   Lord Abbett Bond
     Debenture Portfolio --
     Class A.....................    0.51%         --       0.03%      --      0.54%           --          0.54%
   MetLife Aggressive
     Strategy Portfolio --
     Class B.....................    0.09%       0.25%      0.01%    0.72%     1.07%           --          1.07%

                                            DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                               AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                     FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                  ---------- ------------ -------- --------- --------- ----------------- ---------
   Oppenheimer Global Equity
     Portfolio -- Class A.......    0.67%         --       0.09%      --      0.76%         0.02%         0.74%
   PIMCO Inflation Protected
     Bond Portfolio --
     Class A....................    0.47%         --       0.11%      --      0.58%           --          0.58%
   PIMCO Total Return
     Portfolio -- Class B.......    0.48%       0.25%      0.03%      --      0.76%           --          0.76%
   Pioneer Fund Portfolio --
     Class A....................    0.64%         --       0.04%      --      0.68%         0.03%         0.65%
   Pioneer Strategic Income
     Portfolio -- Class A.......    0.57%         --       0.06%      --      0.63%           --          0.63%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class B....................    0.57%       0.25%      0.02%      --      0.84%           --          0.84%
   Third Avenue Small Cap
     Value Portfolio --
     Class B....................    0.74%       0.25%      0.03%      --      1.02%         0.01%         1.01%

METROPOLITAN SERIES FUND
   Barclays Aggregate Bond
     Index Portfolio --
     Class A....................    0.25%         --       0.04%      --      0.29%         0.01%         0.28%
   BlackRock Bond Income
     Portfolio -- Class A.......    0.32%         --       0.04%      --      0.36%         0.00%         0.36%
   BlackRock Capital
     Appreciation Portfolio --
     Class A....................    0.70%         --       0.03%      --      0.73%         0.01%         0.72%
   BlackRock Diversified
     Portfolio -- Class A.......    0.46%         --       0.07%      --      0.53%           --          0.53%
   BlackRock Money Market
     Portfolio -- Class A.......    0.33%         --       0.02%      --      0.35%         0.01%         0.34%
   Frontier Mid Cap Growth
     Portfolio -- Class D.......    0.73%       0.10%      0.05%      --      0.88%         0.02%         0.86%
   Jennison Growth Portfolio
     -- Class A.................    0.61%         --       0.03%      --      0.64%         0.07%         0.57%
   MetLife Conservative
     Allocation Portfolio --
     Class B....................    0.09%       0.25%      0.02%    0.54%     0.90%         0.01%         0.89%
   MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B.......    0.07%       0.25%      0.01%    0.58%     0.91%         0.00%         0.91%
   MetLife Moderate
     Allocation Portfolio --
     Class B....................    0.06%       0.25%        --     0.63%     0.94%         0.00%         0.94%
   MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B.......    0.06%       0.25%      0.01%    0.67%     0.99%         0.00%         0.99%
   MetLife Stock Index
     Portfolio -- Class A.......    0.25%         --       0.03%      --      0.28%         0.01%         0.27%
   MFS(R) Total Return
     Portfolio -- Class F.......    0.55%       0.20%      0.05%      --      0.80%           --          0.80%

                                          DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                   FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                ---------- ------------ -------- --------- --------- ----------------- ---------
   MFS(R) Value Portfolio --
     Class A..................    0.70%         --       0.03%      --      0.73%         0.13%         0.60%
   MSCI EAFE(R) Index
     Portfolio -- Class A.....    0.30%         --       0.11%    0.01%     0.42%         0.00%         0.42%
   Neuberger Berman Genesis
     Portfolio -- Class A.....    0.82%         --       0.04%      --      0.86%         0.01%         0.85%
   Russell 2000(R) Index
     Portfolio -- Class A.....    0.25%         --       0.08%    0.09%     0.42%         0.00%         0.42%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B+.................    0.60%       0.25%      0.04%      --      0.89%         0.01%         0.88%
   T. Rowe Price Small Cap
     Growth Portfolio --
     Class B..................    0.49%       0.25%      0.06%      --      0.80%           --          0.80%
   Western Asset Management
     U.S. Government
     Portfolio -- Class A.....    0.47%         --       0.03%      --      0.50%         0.02%         0.48%

--------
+ Not available under all Contracts. Availability depends on Contract issue date.

   The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

   Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. FUNDING OPTIONS

   Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment result of the Underlying Funds.

   The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
    FIDELITY(R) VARIABLE
      INSURANCE PRODUCTS
       Contrafund(R)        Seeks long-term         Fidelity Management &
         Portfolio --       capital appreciation.   Research Company
         Service Class 2                            Subadviser: FMR Co.,
                                                    Inc.

                                                     INVESTMENT
        FUNDING OPTION       INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------       ----------------------  -----------------------
       Equity-Income         Seeks reasonable        Fidelity Management &
         Portfolio --        income. The fund will   Research Company
         Initial Class       also consider the       Subadviser: FMR Co.,
                             potential for capital   Inc.
                             appreciation. The
                             fund's goal is to
                             achieve a yield which
                             exceeds the composite
                             yield on the
                             securities comprising
                             the S&P 500(R) Index.
       Mid Cap Portfolio     Seeks long-term growth  Fidelity Management &
         -- Service Class 2  of capital.             Research Company
                                                     Subadviser: FMR Co.,
                                                     Inc.

    FRANKLIN TEMPLETON
      VARIABLE INSURANCE
      PRODUCTS TRUST --
      CLASS 2
       Franklin Small-Mid    Seeks long-term         Franklin Advisers, Inc.
         Cap Growth          capital growth.
         Securities Fund+
       Templeton             Seeks long-term         Templeton Asset
         Developing          capital appreciation.   Management Ltd.
         Markets
         Securities Fund
       Templeton Foreign     Seeks long-term         Templeton Investment
         Securities Fund     capital growth.         Counsel, LLC

    JANUS ASPEN SERIES --
      SERVICE SHARES
       Overseas Portfolio    Seeks long-term growth  Janus Capital
                             of capital.             Management LLC

    LEGG MASON PARTNERS
      VARIABLE EQUITY TRUST
       ClearBridge           Seeks capital           Legg Mason Partners
         Variable            appreciation.           Fund Advisor, LLC
         Aggressive Growth                           Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term         Legg Mason Partners
         Variable All Cap    capital growth.         Fund Advisor, LLC
         Value Portfolio     Current income is a     Subadviser:
         -- Class I          secondary               ClearBridge
                             consideration.          Investments, LLC
       ClearBridge           Seeks long-term         Legg Mason Partners
         Variable            appreciation of         Fund Advisor, LLC
         Appreciation        capital.                Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Large      of capital. Current     Fund Advisor, LLC
         Cap Value           income is a secondary   Subadviser:
         Portfolio --        objective.              ClearBridge
         Class I                                     Investments, LLC
       ClearBridge           Seeks long-term growth  Legg Mason Partners
         Variable Small      of capital.             Fund Advisor, LLC
         Cap Growth                                  Subadviser:
         Portfolio --                                ClearBridge
         Class I                                     Investments, LLC
       Legg Mason            Seeks capital           Legg Mason Partners
         Investment          appreciation and        Fund Advisor, LLC
         Counsel Variable    retention of net        Subadviser: Legg Mason
         Social Awareness    investment income.      Investment Counsel, LLC
         Portfolio

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
    MET INVESTORS SERIES
      TRUST
       BlackRock High       Seeks to maximize       MetLife Advisers, LLC
         Yield              total return,           Subadviser: BlackRock
         Portfolio --       consistent with income  Financial Management,
         Class A            generation and prudent  Inc.
                            investment management.
       BlackRock Large Cap  Seeks long-term         MetLife Advisers, LLC
         Core Portfolio --  capital growth.         Subadviser: BlackRock
         Class E                                    Advisors, LLC
       Clarion Global Real  Seeks total return      MetLife Advisers, LLC
         Estate Portfolio   through investment in   Subadviser: CBRE
         -- Class A         real estate             Clarion Securities LLC
                            securities,
                            emphasizing both
                            capital appreciation
                            and current income.
       Harris Oakmark       Seeks long-term         MetLife Advisers, LLC
         International      capital appreciation.   Subadviser: Harris
         Portfolio --                               Associates L.P.
         Class A
       Invesco Comstock     Seeks capital growth    MetLife Advisers, LLC
         Portfolio --       and income.             Subadviser: Invesco
         Class B                                    Advisers, Inc.
       Invesco Small Cap    Seeks long-term growth  MetLife Advisers, LLC
         Growth Portfolio   of capital.             Subadviser: Invesco
         -- Class A                                 Advisers, Inc.
       Janus Forty          Seeks capital           MetLife Advisers, LLC
         Portfolio --       appreciation.           Subadviser: Janus
         Class A                                    Capital Management LLC
       JPMorgan Small Cap   Seeks long-term         MetLife Advisers, LLC
         Value Portfolio    capital growth.         Subadviser: J.P.
         -- Class A                                 Morgan Investment
                                                    Management Inc.
       Loomis Sayles        Seeks high total        MetLife Advisers, LLC
         Global Markets     investment return       Subadviser: Loomis,
         Portfolio --       through a combination   Sayles & Company, L.P.
         Class A            of capital
                            appreciation and
                            income.
       Lord Abbett Bond     Seeks high current      MetLife Advisers, LLC
         Debenture          income and the          Subadviser: Lord,
         Portfolio --       opportunity for         Abbett & Co. LLC
         Class A            capital appreciation
                            to produce a high
                            total return.
       MetLife Aggressive   Seeks growth of         MetLife Advisers, LLC
         Strategy           capital.
         Portfolio --
         Class B
       Oppenheimer Global   Seeks capital           MetLife Advisers, LLC
         Equity Portfolio   appreciation.           Subadviser:
         -- Class A                                 OppenheimerFunds, Inc.
       PIMCO Inflation      Seeks maximum real      MetLife Advisers, LLC
         Protected Bond     return, consistent      Subadviser: Pacific
         Portfolio --       with preservation of    Investment Management
         Class A            capital and prudent     Company LLC
                            investment management.
       PIMCO Total Return   Seeks maximum total     MetLife Advisers, LLC
         Portfolio --       return, consistent      Subadviser: Pacific
         Class B            with the preservation   Investment Management
                            of capital and prudent  Company LLC
                            investment management.
       Pioneer Fund         Seeks reasonable        MetLife Advisers, LLC
         Portfolio --       income and capital      Subadviser: Pioneer
         Class A            growth.                 Investment Management,
                                                    Inc.

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
       Pioneer Strategic    Seeks a high level of   MetLife Advisers, LLC
         Income Portfolio   current income.         Subadviser: Pioneer
         -- Class A                                 Investment Management,
                                                    Inc.
       T. Rowe Price Large  Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation    Subadviser: T. Rowe
         Portfolio --       by investing in common  Price Associates, Inc.
         Class B            stocks believed to be
                            undervalued. Income is
                            a secondary objective.
       Third Avenue Small   Seeks long-term         MetLife Advisers, LLC
         Cap Value          capital appreciation.   Subadviser: Third
         Portfolio --                               Avenue Management LLC
         Class B

    METROPOLITAN SERIES
      FUND
       Barclays Aggregate   Seeks to track the      MetLife Advisers, LLC
         Bond Index         performance of the      Subadviser: MetLife
         Portfolio --       Barclays U.S.           Investment Management,
         Class A            Aggregate Bond Index.   LLC
       BlackRock Bond       Seeks a competitive     MetLife Advisers, LLC
         Income Portfolio   total return primarily  Subadviser: BlackRock
         -- Class A         from investing in       Advisors, LLC
                            fixed-income
                            securities.
       BlackRock Capital    Seeks long-term growth  MetLife Advisers, LLC
         Appreciation       of capital.             Subadviser: BlackRock
         Portfolio --                               Advisors, LLC
         Class A
       BlackRock            Seeks high total        MetLife Advisers, LLC
         Diversified        return while            Subadviser: BlackRock
         Portfolio --       attempting to limit     Advisors, LLC
         Class A            investment risk and
                            preserve capital.
       BlackRock Money      Seeks a high level of   MetLife Advisers, LLC
         Market Portfolio   current income          Subadviser: BlackRock
         -- Class A         consistent with         Advisors, LLC
                            preservation of
                            capital.
       Frontier Mid Cap     Seeks maximum capital   MetLife Advisers, LLC
         Growth Portfolio   appreciation.           Subadviser: Frontier
         -- Class D                                 Capital Management
                                                    Company, LLC
       Jennison Growth      Seeks long-term growth  MetLife Advisers, LLC
         Portfolio --       of capital.             Subadviser: Jennison
         Class A                                    Associates LLC
       MetLife              Seeks a high level of   MetLife Advisers, LLC
         Conservative       current income, with
         Allocation         growth of capital as a
         Portfolio --       secondary objective.
         Class B
       MetLife              Seeks high total        MetLife Advisers, LLC
         Conservative to    return in the form of
         Moderate           income and growth of
         Allocation         capital, with a
         Portfolio --       greater emphasis on
         Class B            income.
       MetLife Moderate     Seeks a balance         MetLife Advisers, LLC
         Allocation         between a high level
         Portfolio --       of current income and
         Class B            growth of capital,
                            with a greater
                            emphasis on growth of
                            capital.
       MetLife Moderate to  Seeks growth of         MetLife Advisers, LLC
         Aggressive         capital.
         Allocation
         Portfolio --
         Class B

                                                    INVESTMENT
        FUNDING OPTION      INVESTMENT OBJECTIVE    ADVISER/SUBADVISER
        --------------      ----------------------  ----------------------
       MetLife Stock Index  Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            Standard & Poor's       Investment Management,
                            500(R) Composite Stock  LLC
                            Price Index.
       MFS(R) Total Return  Seeks a favorable       MetLife Advisers, LLC
         Portfolio --       total return through    Subadviser:
         Class F            investment in a         Massachusetts
                            diversified portfolio.  Financial Services
                                                    Company
       MFS(R) Value         Seeks capital           MetLife Advisers, LLC
         Portfolio --       appreciation.           Subadviser:
         Class A                                    Massachusetts
                                                    Financial Services
                                                    Company
       MSCI EAFE(R) Index   Seeks to track the      MetLife Advisers, LLC
         Portfolio --       performance of the      Subadviser: MetLife
         Class A            MSCI EAFE(R) Index.     Investment Management,
                                                    LLC
       Neuberger Berman     Seeks high total        MetLife Advisers, LLC
         Genesis Portfolio  return, consisting      Subadviser: Neuberger
         -- Class A         principally of capital  Berman Management LLC
                            appreciation.
       Russell 2000(R)      Seeks to track the      MetLife Advisers, LLC
         Index              performance of the      Subadviser: MetLife
         Portfolio --       Russell 2000(R) Index.  Investment Management,
         Class A                                    LLC
       T. Rowe Price Large  Seeks long-term growth  MetLife Advisers, LLC
         Cap Growth         of capital and,         Subadviser: T. Rowe
         Portfolio --       secondarily, dividend   Price Associates, Inc.
         Class B+           income.
       T. Rowe Price Small  Seeks long-term         MetLife Advisers, LLC
         Cap Growth         capital growth.         Subadviser: T. Rowe
         Portfolio --                               Price Associates, Inc.
         Class B
       Western Asset        Seeks to maximize       MetLife Advisers, LLC
         Management U.S.    total return            Subadviser: Western
         Government         consistent with         Asset Management
         Portfolio --       preservation of         Company
         Class A            capital and
                            maintenance of
                            liquidity.
--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

5. OWNERSHIP PROVISIONS

   Add the following:

ABANDONED PROPERTY REQUIREMENTS

   Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search. We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-233-3591 to make such changes.

6. MARKET TIMING/EXCESSIVE TRADING

   Delete this section and replace with the following:

RESTRICTIONS ON TRANSFERS

   RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent trading involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield underlying Funds (i.e. BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen Series Overseas Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Franklin Small Mid-Cap Growth Securities Fund, Russell 2000(R) Index Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

   WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at an time without notice in Our sole discretion.

   Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits. We will exercise Our contractual right to restrict Your number of transfers to one every six months.

   Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate monitor the frequency of transfers.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers. We apply Our policies and procedures without exception, waiver, or special arrangement.

   The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from the intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading activity, the Underlying Fund may reject the entire omnibus order.

   In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

   RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.

7. THE ANNUITY PERIOD -- THE MATURITY DATE

   GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Maturity Date at the time You purchase the Contract is the later of age 90 of the Annuitant or 10 years from Contract issue, You must make an election if You would like to extend Your Maturity Date to the latest date permitted (subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures). If You elect to extend your Maturity Date to the latest date permitted, and that date is reached, Your Contract must be annuitized (see "Payment Options"), or You must make a complete withdrawal of Your Account Value.

   If You annuitize at the latest date permitted, You must elect one of the following options:

    1) Annuitize the Account Value under the Contract's annuity provisions.

    2) Elect to receive the AWB under the GMWB rider paid each year until the RBB is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RBB to zero.

   If You do not select an Annuity Option or elect to receive payments under the GMWB rider, We will annuitize Your Contract under the Life Annuity with 120 Monthly Payment Assured. However, if We do, We will adjust Your annuity payment or the Annuity Option, if necessary, so Your aggregate annuity payments will not be less than what You would have received under the GMWB rider.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                   1300 Hall Boulevard        Telephone:
                   Bloomfield, CT 06002-2910  (800) 842-9368

                                   APPENDIX

             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

   Some of the Underlying Funds listed below were subject to a name change or merger. The charts below identify the former name of each of these Underlying Funds, and, where applicable the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES

              FORMER NAME                             NEW NAME
              -----------                             --------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Dreman Small Cap Value Portfolio --    JP Morgan Small Cap Value Portfolio
   Class A                              -- Class A
 Lazard Mid Cap Portfolio -- Class A    MLA Mid Cap Portfolio -- Class A
 Van Kampen Comstock Portfolio --
   Class B                              Invesco Comstock Portfolio -- Class B
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio  Frontier Mid Cap Growth Portfolio --
   -- Class D                           Class D
 Barclays Capital Aggregate Bond Index  Barclays Aggregate Bond Index
   Portfolio -- Class A                 Portfolio -- Class A
 BlackRock Legacy Large Cap Growth      BlackRock Capital Appreciation
   Portfolio -- Class A                 Portfolio -- Class A
 LEGG MASON PARTNERS VARIABLE EQUITY    LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                  TRUST
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --       ClearBridge Variable Aggressive
   Class I                                Growth Portfolio -- Class I
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value Portfolio  ClearBridge Variable All Cap Value
   -- Class I                             Portfolio -- Class I
 Legg Mason ClearBridge Variable        ClearBridge Variable Appreciation
   Appreciation Portfolio -- Class I      Portfolio -- Class I
 Legg Mason ClearBridge Variable Large  ClearBridge Variable Large Cap Growth
   Cap Growth Portfolio -- Class I        Portfolio -- Class I
 Legg Mason ClearBridge Variable Large  ClearBridge Variable Large Cap Value
   Cap Value Portfolio -- Class I         Portfolio -- Class I
 Legg Mason ClearBridge Variable Small  ClearBridge Variable Small Cap Growth
   Cap Growth Portfolio -- Class I        Portfolio -- Class I

UNDERLYING FUND MERGER

   The former Underlying Fund was merged with and into the new Underlying Fund.

       FORMER UNDERLYING FUND                      NEW UNDERLYING FUND
       ----------------------                      -------------------
MET INVESTORS SERIES TRUST            METROPOLITAN SERIES FUND
MLA Mid Cap Portfolio -- Class A      Neuberger Berman Genesis Portfolio -- Class A
METROPOLITAN SERIES FUND              MET INVESTORS SERIES TRUST
Oppenheimer Global Equity -- Class A  Oppenheimer Global Equity -- Class A